Supplemental Balance Sheet Information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other current assets
Prepaid expenses and other	$ 555	$ 657
Deferred income taxes	282	330
Derivative assets-current	38	25
Product and other insurance receivables	92	110
Total other current assets	967	1,122
Investments
Equity-method	84	73
Available-for-sale	21	11
Cost method and other	41	19
Total investments	146	103
Other assets
Deferred income taxes	648	625
Product and other insurance receivables	143	171
Cash surrender value of life insurance policies	213	202
Other	258	277
Total other assets	1,262	1,275
Other current liabilities
Accrued trade payables	476	464
Deferred income	369	316
Derivative liabilities	87	94
Restructuring actions	22	76
Employee benefits and withholdings	167	150
Product and other claims	132	123
Property and other taxes	196	198
Pension and postretirement benefits	41	41
Deferred income taxes	26	27
Other	506	410
Total other current liabilities	2,022	1,899
Drafts payable on demand included in Accounts payable	82	83
Other liabilities
Long term income taxes payable	627	611
Employee benefits	524	491
Product and other claims	324	330
Capital lease obligations	94	107
Deferred income	18	23
Deferred income taxes	198	91
Other	69	74
Total other liabilities	$ 1,854	$ 1,727